UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23125

ELEVATION ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Andrea E. Kuchli, Esq., Secretary

Elevation ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

SUMMIT WATER INFRASTRUCTURE MULTIFACTOR ETF	SCHEDULE OF INVESTMENTS
January 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.76%)
Consumer Discretionary (3.91%)
Coway Co., Ltd.	2,882	$256,933
Total Consumer Discretionary		256,933

Health Care (0.44%)
Cantel Medical Corp.	260	28,842
Total Health Care		28,842

Industrials (52.64%)
Aalberts Industries NV	3,458	188,904
ANDRITZ AG	4,261	255,625
AO Smith Corp.	1,137	75,929
Belimo Holding AG	47	220,419
Franklin Electric Co., Inc.	2,053	93,001
Geberit AG	463	219,375
Georg Fischer AG	143	207,106
Global Brass & Copper Holdings, Inc.	1,209	38,869
Grupo Rotoplas SAB de CV	5,500	8,916
GWA Group, Ltd.	128,671	292,386
HD Supply Holdings, Inc.(a)	240	9,334
IDEX Corp.	1,055	151,371
Interpump Group SpA	1,520	54,803
Miura Co., Ltd.	3,200	91,014
Mueller Industries, Inc.	4,144	137,125
Nihon Trim Co., Ltd.	4,100	233,599
Pentair PLC	2,906	207,779
Polypipe Group PLC	42,130	236,761
Reliance Worldwide Corp., Ltd.	21,200	72,603
Tianjin Capital Environmental Protection Group Co., Ltd., Class H	329,000	197,669
Toro Co.	1,595	104,712
Valmont Industries, Inc.	530	86,708
Watts Water Technologies, Inc., Class A	1,865	148,734
Xylem, Inc.	1,701	122,914
Total Industrials		3,455,656

Information Technology (2.55%)
Badger Meter, Inc.	3,470	167,254
Total Information Technology		167,254

Materials (1.89%)
Ecolab, Inc.	901	124,050
Total Materials		124,050

Utilities (38.33%)
Aguas Andinas SA, Class A	152,842	102,925
Beijing Enterprises Water Group, Ltd.	150,000	107,956
China Water Affairs Group, Ltd.	261,000	246,231
Cia de Saneamento Basico do Estado de Sao Paulo	1,500	17,128
Cia de Saneamento de Minas Gerais-COPASA	1,100	15,571
Cia De Saneamento Do Parana	18,000	85,650
CT Environmental Group Ltd.	450,000	87,438
Guangdong Investment, Ltd.	138,000	205,342
Inversiones Aguas Metropolitanas SA	63,288	123,221
Kangda International Environmental Co., Ltd.(b)(c)	57,000	12,096
Manila Water Co., Inc.	240,700	132,784
Pennon Group PLC	20,479	208,948
Severn Trent PLC	6,657	184,644
SJW Group	1,343	80,365
TTW PCL	755,100	318,241
United Utilities Group PLC	20,676	216,654
VA Tech Wabag, Ltd.	3,820	36,648
YTL Power International Bhd	550,240	176,461
Yunnan Water Investment Co. Ltd., Class H(b)	377,000	158,074
Total Utilities		2,516,377

TOTAL COMMON STOCKS
(Cost $5,677,780)		6,549,112

	7 Day Yield	Shares	Value
SHORT-TERM INVESTMENTS (0.08%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class	1.209%	5,199	5,199

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,199)			5,199

Value
TOTAL INVESTMENTS (99.84%)
(Cost $5,682,979)	$6,554,311

NET OTHER ASSETS AND LIABILITIES (0.16%)	10,838

NET ASSETS (100.00%)	$6,565,149

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of January 31, 2018, the aggregate fair value of those securities was $170,170, representing 2.59% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees, unless otherwise noted below. As of January 31, 2018, the aggregate value of those securities was $12,096, representing 0.18% of net assets.

See Notes to Quarterly Schedule of Investments.

Summit Water Infrastructure Multifactor ETF
Notes to Quarterly Schedule of Investments	January 31, 2018
(Unaudited)

1. ORGANIZATION

The Elevation ETF Trust (the ‘‘Trust’’) is an open-ended management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of January 31, 2018, the Trust currently consists of one portfolio. This report pertains to the Summit Water Infrastructure Multifactor ETF (the “Fund”). The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Summit Zacks Global Water Index (the “Underlying Index”). The Fund has elected to qualify as a non-diversified series of the Trust under the 1940 Act.

The Trust was organized as a statutory trust on December 3, 2015, under the laws of the State of Delaware. The Adviser purchased 2,000 initial shares at $25.00 per share on March 4, 2016, and the Fund commenced operations on August 9, 2016.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Effective June 26,, 2017, the Trust’s Board of Trustees (the “Board”) approved a reduction in the number of Shares required to form a Creation Unit of the Fund from 50,000 to 25,000 Shares. The Fund is authorized to issue an unlimited number of shares with no par value.

2. PORTFOLIO VALUATION

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at fair value or, in the absence of fair value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

3. FAIR VALUE MEASUREMENTS

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$6,549,112	$–	$–	$6,549,112
Short-Term Investments	5,199	–	–	5,199
Total	$6,554,311	$–	$–	$6,554,311

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the period ended January 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELEVATION ETF TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President

Date:	March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President

Date:	March 28, 2018

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer

Date:	March 28, 2018